Quarterly Holdings Report
for
Fidelity® Stock Selector Large Cap Value Fund
October 31, 2023
LCV-NPRT3-1223
1.809080.120
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	114,600	1,764,840
Verizon Communications, Inc.	154,317	5,421,156
		7,185,996
Entertainment - 0.9%
The Walt Disney Co. (a)	37,850	3,088,182
Warner Bros Discovery, Inc. (a)	112,864	1,121,868
		4,210,050
Media - 1.7%
Comcast Corp. Class A	140,106	5,784,977
Omnicom Group, Inc.	18,831	1,410,630
WPP PLC	79,100	681,148
		7,876,755
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc.	27,793	3,998,301
TOTAL COMMUNICATION SERVICES		23,271,102
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 0.5%
General Motors Co.	89,051	2,511,238
Hotels, Restaurants & Leisure - 1.7%
Hilton Worldwide Holdings, Inc.	25,661	3,888,411
McDonald's Corp.	14,209	3,725,174
		7,613,585
Household Durables - 0.4%
Tempur Sealy International, Inc.	48,364	1,931,175
Specialty Retail - 1.9%
Dick's Sporting Goods, Inc.	24,077	2,575,035
Lowe's Companies, Inc.	21,270	4,053,424
Williams-Sonoma, Inc. (b)	13,640	2,049,274
		8,677,733
TOTAL CONSUMER DISCRETIONARY		20,733,731
CONSUMER STAPLES - 8.2%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	4,362	1,021,362
Diageo PLC	22,531	852,033
Keurig Dr. Pepper, Inc.	63,755	1,933,689
The Coca-Cola Co.	70,786	3,998,701
		7,805,785
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	2,772	188,829
Dollar Tree, Inc. (a)	19,621	2,179,697
Performance Food Group Co. (a)	11,378	657,193
Walmart, Inc.	30,423	4,971,422
		7,997,141
Food Products - 1.2%
Archer Daniels Midland Co.	13,789	986,879
Bunge Ltd.	3,378	358,000
Conagra Brands, Inc.	1,400	38,304
Darling Ingredients, Inc. (a)	7,685	340,369
Freshpet, Inc. (a)	1,500	86,100
Lamb Weston Holdings, Inc.	1,650	148,170
McCormick & Co., Inc. (non-vtg.)	900	57,510
Mondelez International, Inc.	40,364	2,672,500
The J.M. Smucker Co.	3,800	432,592
Tyson Foods, Inc. Class A	5,800	268,830
		5,389,254
Household Products - 2.1%
Colgate-Palmolive Co.	20,320	1,526,438
Energizer Holdings, Inc.	6,200	195,796
Procter & Gamble Co.	50,107	7,517,553
Reynolds Consumer Products, Inc.	15,900	404,337
		9,644,124
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	4,307	555,043
Kenvue, Inc.	60,800	1,130,880
		1,685,923
Tobacco - 1.2%
Altria Group, Inc.	48,792	1,959,975
Philip Morris International, Inc.	38,397	3,423,477
		5,383,452
TOTAL CONSUMER STAPLES		37,905,679
ENERGY - 8.7%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	82,600	4,597,516
Oil, Gas & Consumable Fuels - 7.7%
Canadian Natural Resources Ltd.	76,500	4,857,826
Cenovus Energy, Inc. (Canada)	198,200	3,776,055
Exxon Mobil Corp.	158,600	16,787,810
Marathon Petroleum Corp.	25,500	3,856,875
Shell PLC ADR	54,600	3,556,644
Targa Resources Corp.	32,400	2,708,964
		35,544,174
TOTAL ENERGY		40,141,690
FINANCIALS - 20.5%
Banks - 8.4%
Bank of America Corp.	197,030	5,189,770
BNP Paribas SA	15,711	903,446
Citigroup, Inc.	41,879	1,653,802
First Horizon National Corp.	30,570	328,628
JPMorgan Chase & Co.	139,999	19,468,262
KeyCorp	248,765	2,542,378
Wells Fargo & Co.	217,007	8,630,368
		38,716,654
Capital Markets - 3.6%
Bank of New York Mellon Corp.	97,030	4,123,775
BlackRock, Inc. Class A	6,641	4,066,151
Cboe Global Markets, Inc.	21,772	3,568,213
CME Group, Inc.	600	128,076
Moody's Corp.	4,800	1,478,400
Morgan Stanley	45,800	3,243,556
		16,608,171
Consumer Finance - 0.5%
Capital One Financial Corp.	22,636	2,292,800
Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	13,777	4,702,503
Fiserv, Inc. (a)	28,853	3,282,029
FleetCor Technologies, Inc. (a)	3,114	701,179
Global Payments, Inc.	36,800	3,908,896
		12,594,607
Insurance - 5.3%
Arthur J. Gallagher & Co.	26,549	6,252,024
Chubb Ltd.	16,387	3,516,978
Globe Life, Inc.	18,146	2,111,469
Hartford Financial Services Group, Inc.	86,412	6,346,961
Progressive Corp.	18,769	2,967,191
The Travelers Companies, Inc.	19,421	3,251,852
		24,446,475
TOTAL FINANCIALS		94,658,707
HEALTH CARE - 14.8%
Biotechnology - 1.0%
Amgen, Inc.	1,400	357,980
Biogen, Inc. (a)	2,900	688,866
Gilead Sciences, Inc.	14,600	1,146,684
Moderna, Inc. (a)	4,400	334,224
Regeneron Pharmaceuticals, Inc. (a)	2,370	1,848,339
		4,376,093
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	40,200	3,800,910
Becton, Dickinson & Co.	9,300	2,350,854
Boston Scientific Corp. (a)	67,600	3,460,444
Stryker Corp.	8,200	2,215,804
		11,828,012
Health Care Providers & Services - 4.8%
Cencora, Inc.	19,800	3,665,970
Centene Corp. (a)	13,600	938,128
Cigna Group	16,200	5,009,040
CVS Health Corp.	46,800	3,229,668
HCA Holdings, Inc.	4,600	1,040,244
Humana, Inc.	1,870	979,300
Molina Healthcare, Inc. (a)	8,725	2,904,989
UnitedHealth Group, Inc.	8,360	4,477,282
		22,244,621
Life Sciences Tools & Services - 1.5%
Danaher Corp.	17,500	3,360,350
Thermo Fisher Scientific, Inc.	8,175	3,635,995
		6,996,345
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	45,200	2,329,156
Johnson & Johnson	68,585	10,173,899
Merck & Co., Inc.	64,900	6,665,230
Pfizer, Inc.	114,400	3,496,064
		22,664,349
TOTAL HEALTH CARE		68,109,420
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.9%
Northrop Grumman Corp.	9,269	4,369,685
RTX Corp. (b)	21,482	1,748,420
The Boeing Co. (a)	38,104	7,118,589
		13,236,694
Air Freight & Logistics - 1.4%
FedEx Corp.	26,055	6,255,806
Construction & Engineering - 0.9%
Fluor Corp. (a)	128,300	4,271,107
Electrical Equipment - 0.4%
Sensata Technologies, Inc. PLC	65,944	2,102,295
Ground Transportation - 2.8%
Knight-Swift Transportation Holdings, Inc. Class A	78,800	3,852,532
U-Haul Holding Co. (non-vtg.)	63,500	2,997,835
XPO, Inc. (a)	79,700	6,042,057
		12,892,424
Industrial Conglomerates - 1.7%
3M Co.	12,036	1,094,674
General Electric Co.	63,889	6,940,262
		8,034,936
Machinery - 1.6%
Allison Transmission Holdings, Inc.	78,800	3,973,096
Timken Co.	48,400	3,345,408
		7,318,504
Professional Services - 1.2%
Concentrix Corp.	37,300	2,842,633
Manpower, Inc.	38,900	2,721,833
		5,564,466
TOTAL INDUSTRIALS		59,676,232
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.8%
Cisco Systems, Inc.	161,193	8,402,991
Electronic Equipment, Instruments & Components - 2.1%
Jabil, Inc.	9,506	1,167,337
TD SYNNEX Corp.	23,354	2,141,095
Teledyne Technologies, Inc. (a)	11,157	4,179,301
Vontier Corp.	75,344	2,227,169
		9,714,902
IT Services - 2.6%
Amdocs Ltd.	43,848	3,514,856
Capgemini SA	23,863	4,217,279
GoDaddy, Inc. (a)	24,933	1,825,844
IBM Corp.	16,167	2,338,395
		11,896,374
Semiconductors & Semiconductor Equipment - 1.8%
Microchip Technology, Inc.	69,344	4,943,534
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	37,266	3,216,428
		8,159,962
Software - 0.6%
Gen Digital, Inc.	159,787	2,662,051
TOTAL INFORMATION TECHNOLOGY		40,836,280
MATERIALS - 4.3%
Chemicals - 2.5%
Axalta Coating Systems Ltd. (a)	71,535	1,876,363
Celanese Corp. Class A	21,354	2,445,247
Olin Corp.	53,954	2,304,915
The Chemours Co. LLC	85,531	2,062,152
Westlake Corp.	24,887	2,870,964
		11,559,641
Containers & Packaging - 0.3%
O-I Glass, Inc. (a)	97,844	1,511,690
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	92,172	3,113,570
Glencore PLC	407,000	2,155,810
		5,269,380
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	30,424	1,560,143
TOTAL MATERIALS		19,900,854
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Tower Corp.	5,622	1,001,784
Digital Realty Trust, Inc.	17,990	2,237,236
Equinix, Inc.	2,363	1,724,139
Equity Lifestyle Properties, Inc.	42,450	2,793,210
Essex Property Trust, Inc.	11,634	2,488,745
Invitation Homes, Inc.	94,122	2,794,482
Mid-America Apartment Communities, Inc.	14,532	1,716,956
Prologis (REIT), Inc.	27,594	2,780,096
Welltower, Inc.	45,003	3,762,701
		21,299,349
UTILITIES - 5.2%
Electric Utilities - 3.7%
Constellation Energy Corp.	33,351	3,765,995
Edison International	28,762	1,813,732
FirstEnergy Corp.	40,779	1,451,732
NextEra Energy, Inc.	55,800	3,253,140
PG&E Corp. (a)	203,694	3,320,212
Southern Co.	51,681	3,478,131
		17,082,942
Independent Power and Renewable Electricity Producers - 0.9%
The AES Corp.	138,187	2,058,986
Vistra Corp.	59,214	1,937,482
		3,996,468
Multi-Utilities - 0.6%
Sempra	41,958	2,938,319
TOTAL UTILITIES		24,017,729
TOTAL COMMON STOCKS (Cost $404,385,500)		450,550,773

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	7,565,903	7,567,416
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	4,425,108	4,425,550
TOTAL MONEY MARKET FUNDS (Cost $11,992,890)		11,992,966

Equity Funds - 0.9%
	Shares	Value ($)
Domestic Equity Funds - 0.9%
iShares Russell 1000 Value Index ETF (b) (Cost $4,364,870)	27,600	4,041,192

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $420,743,260)	466,584,931
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(5,754,947)
NET ASSETS - 100.0%	460,829,984

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	7,849,365	129,474,707	129,756,656	306,315	-	-	7,567,416	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	2,231,000	65,522,899	63,328,349	24,609	-	-	4,425,550	0.0%
Total	10,080,365	194,997,606	193,085,005	330,924	-	-	11,992,966

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.